EMPLOYEE RETIREMENT BENEFIT (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
EMPLOYEE RETIREMENT BENEFIT
Amount of Contributions	$ 1,956,917	$ 1,024,927	$ 437,815